Investment Strategy - Guinness Atkinson(TM) K-Beauty ETF	Oct. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The K-Beauty ETF is an index fund. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in securities of companies in the Indxx K-Beauty Index (the “Index”).

The Adviser believes that Korean beauty and personal-care companies (“K-Beauty Companies”) have become a significant and lasting presence in the global cosmetics industry. In 2025, South Korea was the world’s second-largest exporter of cosmetics. Korean brands, the original-design and contract manufacturers that produce a substantial share of the beauty products sold worldwide, and the distributors that bring those products to market together form an increasingly influential part of the global beauty value chain. The Adviser believes this segment is supported by sustained consumer demand, both within South Korea and internationally, reflecting the broad global interest in Korean culture and continued consumer focus on skincare and anti-aging products.

The Adviser further believes that U.S. investors have historically had limited means to gain targeted exposure to this segment, because the relevant companies are listed primarily on South Korean exchanges, relatively few are available as U.S.-listed securities, and broad South Korea or emerging-market funds typically allocate little to the beauty and personal-care sector. The Fund, an exchange-traded fund, seeks to provide targeted exposure to this segment, companies in the K-Beauty value chain.

The Indxx K-Beauty Index is built around four sub-groups of the K-Beauty beauty value chain:

(1)    brand owners — Korean beauty, personal care, cosmetics, aesthetic or dermatological product companies with a connection to South Korea;

(2)    manufacturers — both original design and contract manufacturers as well as component and ingredient suppliers that produce beauty products for brands worldwide;

(3)    distribution and retail — companies that distribute and sell Korean beauty products globally; and

(4)    aesthetics and dermatology — providers of aesthetic and dermatological products, skin boosters, injectables, and devices.

Most of the companies included in the Index will be organized, headquartered, or principally listed on a securities exchange in, or otherwise economically tied to, South Korea. For purposes of the Index and the Fund, K-Beauty companies are companies that derive a substantial portion (25% or more) of their revenue, income, or operating profit from, or devote a substantial portion (25% or more) of their assets to, operating a business that conducts the following types of activities in the Korean beauty industry, as a principal business activity:

•        Development of cosmetics or beauty products, including research or technological development, formulation, development or cultivation of ingredients used in beauty products;

•        Manufacture (including original development manufacturing (ODM), original equipment manufacturing (OEM), design or contract production);

•        Distribution and delivery, including direct-to-consumer, commercial or retail sales, through specialized e-commerce, platforms or intermediaries that focus on or sale of beauty, personal-care, cosmetics, or aesthetic and dermatological products, or their associated tools or equipment, as well as companies that develop or formulate specific methods or technology for delivery of beauty or aesthetic products, such as microencapsulation, shelf stability or other technologies;

•        Design or creation of packaging for containment, delivery devices or use of beauty products, such as masks, compacts and other methods for containment or use;

•        Identification, development, extraction, cultivation, fermentation or production of ingredients (which may be chemical, artificial, natural, botanical or secretion filtrates (which may include animal secretions (such as mucin) or botanical products)), used in beauty products; and

•        Aesthetics and dermatological solutions, which can include beauty products, such as skin or sub-dermal products, as well as injectables and devices.

For purposes of the Index, “beauty products” are products intended principally to enhance appearance, including without limitation cosmetics, skincare, color cosmetics, haircare and scalp care, sun care, baby care, medical recovery or hygiene care, fragrance, nail and lash products, beauty tools and accessories, product delivery technologies (internal or external and including cellular or microscopic delivery innovations), at-home and professional beauty technologies or devices, ingestible products marketed principally for their effect on appearance, and medical aesthetics products such as injectables, dermal fillers, skin boosters, and energy-based aesthetic devices.

The Index also includes, within the scope of K-Beauty Companies, any company that focuses on the creation, synthesis, distribution, research or development, delivery methodology or use of peptides, exosomes, spicules, biomimetic formulations, anti-oxidants, nicotinamide nucleotides (including but not limited to nicotinamide adenine dinucleotide (NAD) and nicotinamide mononucleotide (NMN)) and polydeoxyribonucleotides (PDRN), as well as botulinum toxins, dermal fillers, skin boosters, and energy-based devices supplied for aesthetic use.

For purposes of the Index composition, a K-Beauty Company may be organized, headquartered, or listed in any country, although generally, most K-Beauty Companies are economically tied to South Korea by either being organized, listed on an exchange or primarily traded in South Korea. The Index may include as a component security a company that operates a principal line of business in the K-Beauty value chain but is not organized, listed or primarily traded in South Korea.

The Fund seeks to track the performance, before fees and expenses, of the Index, which is a rules-based index that is owned and administered by Indxx, Inc., (the “Index Provider”). The Index Provider is not affiliated with the Fund, the Adviser, or the Sub-Adviser. The Index is designed to measure the performance of publicly-traded K-Beauty Companies across the Korean beauty value chain. The Index methodology applies revenue, market-capitalization, and liquidity thresholds to select constituents and applies a capped weighting to limit single-name concentration. The Index typically includes between 20 and 35 constituents drawn from an eligible universe of listed companies. The Fund’s policy to invest at least 80% of its net assets in securities of companies in the Index is non-fundamental and may be changed by the Fund’s Board of Trustees without approval upon at least 60 days’ written notice to shareholders.

The Fund’s investment objective, to invest in accordance with the Index, is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon at least 60 days’ prior written notice to shareholders.

The Fund is passively managed and uses an indexing investment approach. The Fund generally will use a replication strategy, which means it will invest in all of the component securities of the Index in approximately the same proportions as the Index, as adjusted for odd lot or minimum lot size requirements; however, the Fund may use a representative sampling strategy under which it holds a representative sample of the securities in the Index when the Adviser or Sub-Adviser believes it is in the best interest of the Fund. The Fund does not seek to outperform the Index and will not take temporary defensive positions when markets decline or appear overvalued.

The Fund will concentrate its investments (that is, invest more than 25% of its assets) in securities economically tied to South Korea to the extent the Index is so concentrated, and the Fund’s investments are likely to be denominated primarily in the South Korean won. The eligible universe is predominantly small- and mid-capitalization, and the majority of companies in the Index are seasoned, revenue-generating companies that are publicly traded. The Fund may invest in companies of any market capitalization to the extent included in the Index. The Fund’s policy to concentrate in companies in the Korean beauty value chain is fundamental, and may not be changed without shareholder approval.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than a diversified fund. In addition, because of the Fund’s investment focus, the Fund will concentrate its investments (invest more than 25% of its total assets) in the industries or groups that comprise the Korean Beauty value chain, which is generally companies, as described above, that develop cosmetics, personal care products, and beauty products, as well as medical and aesthetic devices, to approximately the same extent that the Index is so concentrated.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in securities of companies in the Indxx K-Beauty Index (the “Index”).
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (that is, invest more than 25% of its assets) in securities economically tied to South Korea to the extent the Index is so concentrated, and the Fund’s investments are likely to be denominated primarily in the South Korean won. The eligible universe is predominantly small- and mid-capitalization, and the majority of companies in the Index are seasoned, revenue-generating companies that are publicly traded. The Fund may invest in companies of any market capitalization to the extent included in the Index.